Warrants - Additional Information (Detail)			1 Months Ended							2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Oct. 08, 2014 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 21, 2015 shares	Aug. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 $ / shares shares	Oct. 31, 2014 $ / shares shares	Sep. 30, 2014 USD ($) shares	Nov. 30, 2014 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares	Nov. 25, 2013 $ / shares	Dec. 31, 2012 $ / shares shares
Class Of Warrant Or Right [Line Items]
Warrants outstanding			17,441,966								17,441,966		17,441,966
Number of Shares issued	0.0167												0.0167
Number of Shares to be issued upon exercise			17,441,966								17,441,966		17,441,966
Warrants previously issued									157,093
Fair value of warrant expensed | $									$ 25,061		$ (20,016,848)	$ 13,900,400	$ 22,641,625	$ 13,900,400	$ 8,396,169
Warrants issued upon conversion of Series D preferred warrants	5,045,584														5,045,584
Proceeds from exercise of warrants | $													3,166,394		$ 31,600
Warrant issuance and modifications | $													$ 54,489	$ 25,063	$ 25,063
Preferred A Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding																2,231,727		2,231,727
Warrants Granted															0	0
Weighted Average Exercise Price, Granted | $ / shares															$ 0	$ 0
Preferred units issued as consideration, warrants price per share | $ / shares																$ 0.16		$ 0.16
Warrants outstanding, converted															2,231,727
Preferred D Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	0														0	0
Warrants Granted															7,200,000
Weighted Average Exercise Price, Granted | $ / shares															$ 0.025
Warrants Weighted Average Remainder Contractual Terms Granted															6 years 9 months 18 days
Preferred units issued as consideration, warrants price per share | $ / shares	$ 0							$ 300.00							$ 0	$ 0
Warrants outstanding, converted								7,200,000
Conversion of preferred stock to common stock, conversion ratio								200
Weighted Average Remainder Contractual Term in Years, Exercised															6 years 8 months 12 days
Warrants exercised															7,200,000
Class A And Class B Warrants
Class Of Warrant Or Right [Line Items]
Warrants Granted															2,855,664
Warrants Issued Convertible Notes Payable
Class Of Warrant Or Right [Line Items]
Common stock warrants granted with nominal value															1,048,698
Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding			1,532,598								1,532,598		1,532,598
Preferred units issued as consideration, warrants price per share | $ / shares	295.20		$ 132.00					$ 1,920.00			$ 132.00		$ 132.00		$ 295.20
Warrants outstanding, converted								2,231,727
Number of Shares to be issued upon exercise			1,532,598								1,532,598		1,532,598
Cash less exercise of warrants													508,641
Issuance of common stock upon exercise of warrants under cashless exercise provision			3,936								3,936		3,936
Common stock, conversion ratio								one share of common stock for every 60 units
Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding			1,310,956								1,310,956		1,310,956
Preferred units issued as consideration, warrants price per share | $ / shares			$ 12.00							$ 12.00	$ 12.00		$ 12.00
Number of Shares to be issued upon exercise			1,310,956								1,310,956		1,310,956
Cash less exercise of warrants													334,889
Issuance of common stock upon exercise of warrants under cashless exercise provision			5,284								5,284		5,284
Warrants exercised										158,000
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding			248,418								248,418		248,418
Preferred units issued as consideration, warrants price per share | $ / shares	$ 420.00		$ 132.00								$ 132.00		$ 132.00		$ 420.00
Number of Shares to be issued upon exercise			248,418								248,418		248,418
Issuance of common stock upon exercise of warrants under cashless exercise provision			1,074,082								1,074,082		1,074,082
Proceeds from exercise of warrants | $													$ 2,182,020
Share issued upon exercise													17,917
Warrants exercised													1,074,082
Warrants Expiration													2015-10
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding			1,074,082								1,074,082		1,074,082
Number of Shares issued													1
Preferred units issued as consideration, warrants price per share | $ / shares			$ 525.00								$ 525.00		$ 525.00
Number of Shares to be issued upon exercise			1,074,082								1,074,082		1,074,082
Weighted Average Remainder Contractual Term in Years, Exercised													6 years
Percentage of public offering price													125.00%
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding			12,812,556								12,812,556		12,812,556
Weighted Average Exercise Price, Granted | $ / shares							$ 153.00
Preferred units issued as consideration, warrants price per share | $ / shares			$ 153.00			$ 153.00					$ 153.00		$ 153.00
Number of Shares to be issued upon exercise			12,812,556				363,200				12,812,556		12,812,556
Cash less exercise of warrants				8,595,444
Issuance of common stock upon exercise of warrants under cashless exercise provision			6,175,658	2,885,064							6,175,658		6,175,658
Proceeds from exercise of warrants | $						$ 979,200
Warrants expire period							Feb. 25, 2020
Warrants exercised						384,000							384,000
Payable on exercise of warrants under cashless exercise provision | $			$ 28,500,000								$ 28,500,000		$ 28,500,000
Warrants Expiration													2020-02
Number of shares included in preferred unit							8
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	5,447,940														5,447,940	274,420
Warrants Granted					417										88,919	1,668
Weighted Average Exercise Price, Granted | $ / shares					$ 153.60											$ 12.00
Warrants Weighted Average Remainder Contractual Terms Granted																7 years
Preferred units issued as consideration, warrants price per share | $ / shares																	$ 120.00
Warrants issued upon conversion								47,178
Number of Shares to be issued upon exercise								787
Warrants Expiration					2020-08
Warrant issuance and modifications | $					$ 54,489
Stock price volatility					127.37%
Warrant life					5 years
Risk free rate					1.53%
Closing price of common stock | $ / shares					$ 153.60
Exercise price | $ / shares					$ 153.60
Common Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding			463,356								463,356		463,356
Preferred units issued as consideration, warrants price per share | $ / shares	$ 300.00														$ 300.00
Number of Shares to be issued upon exercise			463,356								463,356		463,356
Common Stock
Class Of Warrant Or Right [Line Items]
Share issued upon exercise															19,167
Common Stock | Series C Warrant
Class Of Warrant Or Right [Line Items]
Share issued upon exercise						6,400
Underwriters Unit Purchase Option [Member]
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares							$ 11
Weighted Average Remainder Contractual Term in Years, Exercised							5 years
Percentage of public offering price							125.00%
Aggregate number of units purchased							5.00%
Aggregate number of units Sold							136,200
Underwriters Unit Purchase Option [Member] | Series C Warrant
Class Of Warrant Or Right [Line Items]
Number of shares included in preferred unit							8
Common stock, conversion ratio							1
Series E Convertible Preferred Stock
Class Of Warrant Or Right [Line Items]
Number of shares included in preferred unit							1
Series E Convertible Preferred Stock | Common Stock
Class Of Warrant Or Right [Line Items]
Conversion of preferred stock to common stock, conversion ratio			0.0667
Series E Convertible Preferred Stock | Underwriters Unit Purchase Option [Member]
Class Of Warrant Or Right [Line Items]
Number of shares included in preferred unit							1
Common stock, conversion ratio							4
IPO | Class A Warrant
Class Of Warrant Or Right [Line Items]
Number of Shares issued		0.0167						0.0167
Warrants Granted								1,322,500
Preferred units issued as consideration, warrants price per share | $ / shares		$ 7.00						$ 7.00
Number of Shares to be issued upon exercise		19,167
IPO | Class B Warrant
Class Of Warrant Or Right [Line Items]
Number of Shares issued								0.0167
Preferred units issued as consideration, warrants price per share | $ / shares								$ 525.00
IPO | Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants Granted								57,500
Preferred units issued as consideration, warrants price per share | $ / shares								$ 525.00
IPO | Common Stock
Class Of Warrant Or Right [Line Items]
Share issued upon exercise		19,167						19,167
Warrant
Class Of Warrant Or Right [Line Items]
Fair value of liability | $	$ 0														$ 0
Stock price volatility															37.23%
Warrant life															1 year 11 months 19 days
Risk free rate															0.61%
Closing price of common stock | $ / shares	$ 296.40														$ 296.40
Exercise price | $ / shares	600.00														600.00
Minimum | Class A And Class B Warrants
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares	12.00														$ 12.00
Warrants expire period															2021-04
Minimum | Warrants Issued Convertible Notes Payable
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares	12.00														$ 12.00
Warrants expire period															2021-02
Minimum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration													2021-04
Minimum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration													2012-04
Minimum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration													2021-03
Minimum | Common Warrants
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares			$ 120.00								$ 120.00		$ 120.00
Warrants Expiration													2016-04
Minimum | Common Stock
Class Of Warrant Or Right [Line Items]
Closing price of common stock | $ / shares			4.00								4.00		$ 4.00
Maximum | Class A And Class B Warrants
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares	295.20														$ 295.20
Warrants expire period															2021-07
Maximum | Warrants Issued Convertible Notes Payable
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares	$ 295.20														$ 295.20
Warrants expire period															2021-07
Maximum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration													2021-07
Maximum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration													2021-07
Maximum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration													2021-07
Maximum | Common Warrants
Class Of Warrant Or Right [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares			$ 1,920.00								$ 1,920.00		$ 1,920.00
Warrants Expiration													2021-07